Basis of Preparation - Additional Information (Detail) - Retained (Loss) Earnings [Member] - Financial Impact [Member] £ in Billions	Apr. 01, 2018 GBP (£)
Bottom of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1.1
Top of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1.5